Bonds Payable (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Aug. 31, 2019 EUR (€)
Bonds Payable
Principal			$ 37,320	€ 25,000
Commissions and issuance costs			777
Bonds payable			$ 36,545	€ 24,481	$ 36,107
Bonds Payable
Bonds Payable
Principal	$ 36,511					€ 25,000
Commissions and issuance costs	$ 1,078	€ 738
Nominal interest rate			5.70%	5.70%	4.00%
Capitalized costs			$ 336
Debt modification costs capitalized			$ 783